Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Mar. 12, 2010	Mar. 11, 2010
Organization and description of business
Common Stock, Shares, Issued	101,597,998	101,158,228	4,023,689	5,299,126